Pay vs Performance Disclosure - USD ($)		5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 09, 2024	May 28, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid to our PEO and the other NEOs (as calculated in accordance with Item 402(v) of Regulation S-K).
Pay-Versus-Performance Table

Year (a)	Summary Compensation Table Total for PEO Schuetz ($)(1) (b)	Compensation Actually Paid to PEO Schuetz ($)(2) (c)	Summary Compensation Table Total for PEO Bisker-Leib ($)(3) (b)	Compensation Actually Paid to PEO Bisker-Leib ($)(4) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers($)(5) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers($)(6) (e)	Value of Initial Fixed $100 Investment Based On:	Net Income (in thousands)(8) (g)
							Total Shareholder Return ($)(7) (f)
2025	5,097,150	11,406,846	—	—	1,411,150	3,288,463	344	(66,489)
2024	3,093,057	2,358,959	6,433,665	6,834,045	1,057,288	969,061	93	(49,375)

(1)
Thomas Scheutz served as our PEO from January 1, 2024 until January 9, 2024, when Dr. Vered Bisker-Leib became our Chief Executive Officer. Dr. Bisker Leib served as our PEO during the period from January 9, 2024 until May 28, 2024. Effective May 28, 2024, Thomas Scheutz became our Chief Executive Officer. Thomas Schuetz served as our PEO during 2025. The dollar amounts represent the amount of total compensation reported for our PEO Thomas Schuetz, for each corresponding covered fiscal year in the “Total” column of the Summary Compensation Table.

(2)	The Compensation Actually Paid to our PEO Thomas Schuetz reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

PEO (Thomas Schuetz)	2025	2024
Summary Compensation Table - Total Compensation	$5,097,150	$3,093,057
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$(4,065,000)	$(867,882)
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$4,805,393	$1,379,449
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$4,661,489	$(151,556)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$739,837	$148,565
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,686,707	$73,262
- Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(1,518,730)	$(1,315,936)
= Compensation Actually Paid	$11,406,846	$2,358,959

For purposes of the adjustments to determine “Compensation Actually Paid”, we computed the fair value of equity awards in accordance with ASC 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(3)
Thomas Scheutz served as our PEO from January 1, 2024 until January 9, 2024, when Dr. Vered Bisker-Leib became our Chief Executive Officer. Dr. Bisker Leib served as our PEO during the period from January 9, 2024 until May 28, 2024. Effective May 28, 2024, Thomas Scheutz became our Chief Executive Officer. The dollar amounts represent the amount of total compensation reported for our PEO Vered Bisker-Leib, for 2024 in the “Total” column of the Summary Compensation Table.

(4)	The Compensation Actually Paid to our PEO Vered Bisker-Leib reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

PEO (Vered Bisker-Leib)	2025	2024
Summary Compensation Table - Total Compensation	$—	$6,433,665
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$—	$(2,386,676)
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$—	$3,073,990
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$—	$(116,532)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$408,555
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$—	$245,080
- Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$(824,037)
= Compensation Actually Paid	$—	$6,834,045

For purposes of the adjustments to determine “Compensation Actually Paid”, we computed the fair value of equity awards in accordance with ASC 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(5)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (collectively, our NEOs) as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The NEOs (excluding our PEOs) for fiscal years 2025 and 2024 were Mr. Shin and Mr. Anderman. Mr. Shin joined the Company in December 2024 and therefore did not have a full year of compensation in 2024.

(6)
The Compensation Actually Paid to our NEOs (excluding PEOs) on average reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

NEOs (average)	2025	2024
Summary Compensation Table - Total Compensation	$1,411,150	$1,057,288
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$(718,150)	$(746,635)
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$849,116	$675,242
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$1,589,729	$(15,978)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$178,372	$51,185
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$489,214	$24,015
- Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(510,968)	$(76,056)
= Compensation Actually Paid	$3,288,463	$969,061

For purposes of the adjustments to determine “Compensation Actually Paid”, we computed the fair value of equity awards in accordance with ASC 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(7)
Total shareholder return is calculated by assuming that a $100 investment was made on the close of trading on December 31, 2023. Our company did not pay any dividends during fiscal years 2024 and 2025.

(8)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

Named Executive Officers, Footnote
(1)
Thomas Scheutz served as our PEO from January 1, 2024 until January 9, 2024, when Dr. Vered Bisker-Leib became our Chief Executive Officer. Dr. Bisker Leib served as our PEO during the period from January 9, 2024 until May 28, 2024. Effective May 28, 2024, Thomas Scheutz became our Chief Executive Officer. Thomas Schuetz served as our PEO during 2025. The dollar amounts represent the amount of total compensation reported for our PEO Thomas Schuetz, for each corresponding covered fiscal year in the “Total” column of the Summary Compensation Table.

(3)
Thomas Scheutz served as our PEO from January 1, 2024 until January 9, 2024, when Dr. Vered Bisker-Leib became our Chief Executive Officer. Dr. Bisker Leib served as our PEO during the period from January 9, 2024 until May 28, 2024. Effective May 28, 2024, Thomas Scheutz became our Chief Executive Officer. The dollar amounts represent the amount of total compensation reported for our PEO Vered Bisker-Leib, for 2024 in the “Total” column of the Summary Compensation Table.

(5)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (collectively, our NEOs) as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The NEOs (excluding our PEOs) for fiscal years 2025 and 2024 were Mr. Shin and Mr. Anderman. Mr. Shin joined the Company in December 2024 and therefore did not have a full year of compensation in 2024.

Adjustment To PEO Compensation, Footnote
(2)	The Compensation Actually Paid to our PEO Thomas Schuetz reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

PEO (Thomas Schuetz)	2025	2024
Summary Compensation Table - Total Compensation	$5,097,150	$3,093,057
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$(4,065,000)	$(867,882)
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$4,805,393	$1,379,449
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$4,661,489	$(151,556)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$739,837	$148,565
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,686,707	$73,262
- Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(1,518,730)	$(1,315,936)
= Compensation Actually Paid	$11,406,846	$2,358,959

For purposes of the adjustments to determine “Compensation Actually Paid”, we computed the fair value of equity awards in accordance with ASC 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(4)	The Compensation Actually Paid to our PEO Vered Bisker-Leib reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

PEO (Vered Bisker-Leib)	2025	2024
Summary Compensation Table - Total Compensation	$—	$6,433,665
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$—	$(2,386,676)
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$—	$3,073,990
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$—	$(116,532)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$408,555
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$—	$245,080
- Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$(824,037)
= Compensation Actually Paid	$—	$6,834,045

For purposes of the adjustments to determine “Compensation Actually Paid”, we computed the fair value of equity awards in accordance with ASC 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount				$ 1,411,150	$ 1,057,288
Non-PEO NEO Average Compensation Actually Paid Amount				$ 3,288,463	969,061
Adjustment to Non-PEO NEO Compensation Footnote
(6)
The Compensation Actually Paid to our NEOs (excluding PEOs) on average reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

NEOs (average)	2025	2024
Summary Compensation Table - Total Compensation	$1,411,150	$1,057,288
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$(718,150)	$(746,635)
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$849,116	$675,242
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$1,589,729	$(15,978)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$178,372	$51,185
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$489,214	$24,015
- Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(510,968)	$(76,056)
= Compensation Actually Paid	$3,288,463	$969,061

For purposes of the adjustments to determine “Compensation Actually Paid”, we computed the fair value of equity awards in accordance with ASC 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Company Total Shareholder Return
The following graph reflects the relationship between our PEO (Thomas Schuetz), PEO2 (Vered Bisker Leib) and average non-PEO NEO “compensation actually paid” (“CAP”) and our cumulative Total Shareholder Return (“TSR”), assuming an initial fixed investment on December 31, 2023 of $100, for the fiscal years ended December 31, 2025 and 2024.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following graph reflects the relationship between our PEO, PEO2 and average non-PEO NEO CAP, and our net income (loss) for the fiscal years ended December 31, 2025 and 2024. Because we are not a commercial-stage company, we did not have any revenue during the years ending 2025 and 2024. Consequently, our company has not historically looked to net income (loss) as a performance measure for our executive compensation program.

Total Shareholder Return Amount				$ 344	93
Net Income (Loss)				$ (66,489,000)	(49,375,000)
PEO Name	Thomas Scheutz	Dr. Bisker	Thomas Scheutz	Thomas Schuetz
Thomas Schuetz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 5,097,150	3,093,057
PEO Actually Paid Compensation Amount				11,406,846	2,358,959
Vered Bisker-Leib [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	6,433,665
PEO Actually Paid Compensation Amount				0	6,834,045
PEO | Thomas Schuetz [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,065,000)	(867,882)
PEO | Thomas Schuetz [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,805,393	1,379,449
PEO | Thomas Schuetz [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,661,489	(151,556)
PEO | Thomas Schuetz [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				739,837	148,565
PEO | Thomas Schuetz [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,686,707	73,262
PEO | Thomas Schuetz [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,518,730)	(1,315,936)
PEO | Vered Bisker-Leib [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(2,386,676)
PEO | Vered Bisker-Leib [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	3,073,990
PEO | Vered Bisker-Leib [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(116,532)
PEO | Vered Bisker-Leib [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	408,555
PEO | Vered Bisker-Leib [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	245,080
PEO | Vered Bisker-Leib [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(824,037)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(718,150)	(746,635)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				849,116	675,242
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,589,729	(15,978)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				178,372	51,185
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				489,214	24,015
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (510,968)	$ (76,056)